Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,452,900	40,521,381
Lumen Technologies, Inc.	379,310	4,661,720
Verizon Communications, Inc.	762,261	42,153,034
Total		87,336,135
Entertainment 1.8%
Activision Blizzard, Inc.	12,618	1,206,407
Electronic Arts, Inc.	3,665	491,000
Liberty Media Group LLC, Class A(a)	2,700	104,679
Liberty Media Group LLC, Class C(a)	21,151	928,529
Madison Square Garden Entertainment Corp.(a)	1,307	140,855
Walt Disney Co. (The)(a)	437,392	82,684,584
Total		85,556,054
Interactive Media & Services 0.7%
Facebook, Inc., Class A(a)	112,295	28,929,438
Twitter, Inc.(a)	41,134	3,169,786
Zillow Group, Inc., Class C(a)	12,658	2,042,115
Total		34,141,339
Media 4.1%
Altice U.S.A., Inc., Class A(a)	1,939	65,170
Charter Communications, Inc., Class A(a)	77,019	47,244,995
Comcast Corp., Class A	1,989,064	104,863,454
Discovery, Inc., Class A(a)	55,927	2,965,809
Discovery, Inc., Class C(a)	112,318	5,054,310
DISH Network Corp., Class A(a)	70,159	2,210,710
Fox Corp., Class A	112,187	3,736,949
Fox Corp., Class B	88,573	2,828,136
Interpublic Group of Companies, Inc. (The)	134,846	3,522,177
Liberty Broadband Corp., Class A(a)	2,117	307,727
Liberty Broadband Corp., Class C(a)	25,060	3,746,721
Liberty SiriusXM Group, Class A(a)	19,802	879,407
Liberty SiriusXM Group, Class C(a)	52,986	2,337,742
News Corp., Class A	41,973	984,267
News Corp., Class B	22,496	515,608
Omnicom Group, Inc.	3,122	214,575
Common Stocks (continued)
Issuer	Shares	Value ($)
ViacomCBS, Inc., Class A	5,695	365,961
ViacomCBS, Inc., Class B	195,329	12,596,767
Total		194,440,485
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	99,627	11,952,251
Total Communication Services		413,426,264
Consumer Discretionary 9.3%
Auto Components 0.8%
Aptiv PLC(a)	8,949	1,340,918
Autoliv, Inc.(a)	20,532	1,847,880
BorgWarner, Inc.	616,241	27,730,845
Gentex Corp.	61,282	2,168,157
Lear Corp.	20,783	3,451,849
Veoneer, Inc.(a)	1,815	49,876
Total		36,589,525
Automobiles 1.4%
Ford Motor Co.(a)	1,351,055	15,807,344
General Motors Co.	962,353	49,397,579
Harley-Davidson, Inc.	15,987	570,256
Total		65,775,179
Distributors 0.1%
Genuine Parts Co.	29,049	3,060,312
LKQ Corp.(a)	105,221	4,144,655
Total		7,204,967
Diversified Consumer Services 0.1%
Service Corp. International	54,989	2,626,275
Hotels, Restaurants & Leisure 0.5%
Aramark	45,023	1,671,254
Carnival Corp.(a)	214,267	5,731,642
Darden Restaurants, Inc.	4,621	634,602
Hyatt Hotels Corp., Class A(a)	5,864	515,739
McDonald’s Corp.	49,758	10,257,114
MGM Resorts International	82,729	3,126,329
Norwegian Cruise Line Holdings Ltd.(a)	26,257	776,157
Multi-Manager Value Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.	31,724	2,958,897
Wynn Resorts Ltd.(a)	2,721	358,437
Total		26,030,171
Household Durables 1.5%
D.R. Horton, Inc.	112,176	8,622,969
Garmin Ltd.	45,155	5,600,123
Lennar Corp., Class A	95,096	7,890,115
Lennar Corp., Class B	6,679	441,883
Mohawk Industries, Inc.(a)	20,238	3,541,448
Newell Brands, Inc.	134,972	3,127,301
NVR, Inc.(a)	8,002	36,015,722
PulteGroup, Inc.	82,663	3,728,928
Toll Brothers, Inc.	10,681	570,579
Whirlpool Corp.	20,193	3,838,285
Total		73,377,353
Internet & Direct Marketing Retail 1.1%
Booking Holdings, Inc.(a)	14,118	32,873,904
eBay, Inc.	324,474	18,306,823
Expedia Group, Inc.	2,714	436,954
Total		51,617,681
Leisure Products 0.1%
Hasbro, Inc.	47,375	4,439,511
Multiline Retail 1.0%
Dollar Tree, Inc.(a)	83,861	8,235,150
Kohl’s Corp.	22,404	1,237,821
Target Corp.	208,004	38,156,254
Total		47,629,225
Specialty Retail 1.5%
Advance Auto Parts, Inc.	20,257	3,248,210
Best Buy Co., Inc.	63,957	6,418,085
CarMax, Inc.(a)	56,195	6,715,864
Gap, Inc. (The)(a)	43,104	1,075,445
Home Depot, Inc. (The)	111,662	28,846,761
O’Reilly Automotive, Inc.(a)	38,036	17,014,644
TJX Companies, Inc. (The)	166,842	11,009,904
Total		74,328,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	1,376,140	24,343,917
PVH Corp.	15,238	1,523,191
Ralph Lauren Corp.	7,853	919,429
Skechers U.S.A., Inc., Class A(a)	1,000	36,600
Tapestry, Inc.	18,622	784,731
VF Corp.	374,363	29,623,344
Total		57,231,212
Total Consumer Discretionary		446,850,012
Consumer Staples 7.4%
Beverages 1.5%
Constellation Brands, Inc., Class A	53,603	11,478,546
Keurig Dr. Pepper, Inc.	154,875	4,726,785
Molson Coors Beverage Co., Class B	46,188	2,053,056
PepsiCo, Inc.	422,072	54,527,482
Total		72,785,869
Food & Staples Retailing 0.9%
Kroger Co. (The)	129,575	4,173,611
U.S. Foods Holding Corp.(a)	45,739	1,667,644
Walgreens Boots Alliance, Inc.	233,641	11,198,413
Walmart, Inc.	193,551	25,146,146
Total		42,185,814
Food Products 2.4%
Archer-Daniels-Midland Co.	569,428	32,218,236
Bunge Ltd.	49,798	3,813,531
ConAgra Foods, Inc.	106,671	3,619,347
Darling Ingredients, Inc.(a)	52,864	3,332,547
General Mills, Inc.	4,924	270,869
Hershey Co. (The)	44,077	6,419,815
Hormel Foods Corp.	1,624	75,305
Ingredion, Inc.	7,765	700,403
JM Smucker Co. (The)	29,913	3,350,256
Kraft Heinz Co. (The)	105,696	3,845,220
Mondelez International, Inc., Class A	1,036,270	55,088,113
Pilgrim’s Pride Corp.(a)	1,716	38,421
Post Holdings, Inc.(a)	15,143	1,454,637
Tyson Foods, Inc., Class A	48,855	3,306,018
Total		117,532,718

2	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.3%
Kimberly-Clark Corp.	334,490	42,925,102
Procter & Gamble Co. (The)	538,275	66,493,111
Spectrum Brands Holdings, Inc.	670	51,958
Total		109,470,171
Personal Products 0.0%
Coty, Inc., Class A(a)	33,118	254,015
Tobacco 0.3%
Philip Morris International, Inc.	153,290	12,879,426
Total Consumer Staples		355,108,013
Energy 5.1%
Energy Equipment & Services 0.5%
Baker Hughes Co.	158,071	3,869,578
Halliburton Co.	286,581	6,256,063
NOV, Inc.	38,273	577,922
Schlumberger NV	437,978	12,223,966
Technip Energies NV, ADR(a)	9,747	123,405
TechnipFMC PLC	48,738	400,627
Total		23,451,561
Oil, Gas & Consumable Fuels 4.6%
Apache Corp.	15,233	300,547
Cabot Oil & Gas Corp.	129,410	2,395,379
Chevron Corp.	793,069	79,306,900
Cimarex Energy Co.	573	33,228
ConocoPhillips Co.	396,349	20,614,111
Continental Resources, Inc.(a)	73,254	1,771,282
Devon Energy Corp.	155,140	3,341,716
Diamondback Energy, Inc.	18,208	1,261,450
EOG Resources, Inc.	279,192	18,024,636
Exxon Mobil Corp.	499,655	27,166,242
Hess Corp.	102,157	6,694,348
HollyFrontier Corp.	28,219	1,068,936
Kinder Morgan, Inc.	320,695	4,714,216
Marathon Oil Corp.	47,942	532,156
Marathon Petroleum Corp.	111,632	6,097,340
Murphy Oil Corp.	2,493	40,711
Occidental Petroleum Corp.	321,946	8,566,983
ONEOK, Inc.	142,735	6,321,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	138,891	11,534,898
Pioneer Natural Resources Co.	29,116	4,325,764
Targa Resources Corp.	21,606	668,274
Valero Energy Corp.	85,240	6,561,775
Williams Companies, Inc. (The)	432,723	9,883,393
Total		221,226,018
Total Energy		244,677,579
Financials 22.3%
Banks 8.9%
Bank of America Corp.	2,967,387	102,998,003
CIT Group, Inc.	1,264	57,322
Citigroup, Inc.	238,919	15,739,984
Citizens Financial Group, Inc.	45,602	1,980,951
Comerica, Inc.	33,110	2,254,791
East West Bancorp, Inc.	50,404	3,637,153
Fifth Third Bancorp	149,775	5,195,695
First Republic Bank	179,040	29,496,840
Huntington Bancshares, Inc.	321,505	4,931,887
JPMorgan Chase & Co.	969,472	142,677,194
KeyCorp	149,982	3,020,638
M&T Bank Corp.	24,152	3,645,503
PacWest Bancorp	1,197	43,379
People’s United Financial, Inc.	26,140	468,952
PNC Financial Services Group, Inc. (The)	156,017	26,267,022
Prosperity Bancshares, Inc.	809	59,437
Regions Financial Corp.	203,115	4,190,262
SVB Financial Group(a)	2,922	1,476,662
Synovus Financial Corp.	3,517	148,804
Truist Financial Corp.	662,490	37,735,430
U.S. Bancorp	569,853	28,492,650
Wells Fargo & Co.	298,102	10,782,349
Zions Bancorp	35,661	1,896,095
Total		427,197,003
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	265,507	11,193,775
BlackRock, Inc.	16,818	11,680,101
Charles Schwab Corp. (The)	672,986	41,536,696
CME Group, Inc.	78,604	15,697,219
Franklin Resources, Inc.	100,218	2,622,705

Multi-Manager Value Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	47,077	15,040,160
Invesco Ltd.	21,812	489,025
Janus Henderson Group PLC	4,217	123,263
KKR & Co., Inc., Class A	1,064,092	48,480,032
Morgan Stanley	620,689	47,712,363
Northern Trust Corp.	199,972	19,023,336
Raymond James Financial, Inc.	39,296	4,587,415
State Street Corp.	70,492	5,129,703
T. Rowe Price Group, Inc.	88,154	14,293,290
Total		237,609,083
Consumer Finance 0.4%
Ally Financial, Inc.	101,818	4,225,447
Capital One Financial Corp.	59,812	7,188,804
Discover Financial Services	4,066	382,489
Santander Consumer U.S.A. Holdings, Inc.	37,213	930,325
Synchrony Financial	208,192	8,052,866
Total		20,779,931
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	329,667	79,288,210
Equitable Holdings, Inc.	46,718	1,381,451
Jefferies Financial Group, Inc.	15,054	437,168
Voya Financial, Inc.	10,144	611,481
Total		81,718,310
Insurance 6.3%
Aflac, Inc.	152,724	7,313,951
Alleghany Corp.	1,324	855,873
Allstate Corp. (The)	285,684	30,453,914
American Financial Group, Inc.	11,627	1,240,601
American International Group, Inc.	1,811,755	79,626,632
Arch Capital Group Ltd.(a)	57,962	2,076,199
Assurant, Inc.	7,430	915,525
Athene Holding Ltd., Class A(a)	6,495	296,107
Axis Capital Holdings Ltd.	3,614	182,616
Chubb Ltd.	157,023	25,528,799
Cincinnati Financial Corp.	14,444	1,413,634
CNA Financial Corp.	3,492	148,550
Everest Re Group Ltd.	4,525	1,094,190
Fidelity National Financial, Inc.	80,283	3,073,233
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	34,379	3,210,999
Hartford Financial Services Group, Inc. (The)	739,884	37,504,720
Lincoln National Corp.	25,274	1,437,332
Loews Corp.	38,397	1,835,761
Markel Corp.(a)	666	725,141
Marsh & McLennan Companies, Inc.	342,542	39,467,689
MetLife, Inc.	710,864	40,945,767
Old Republic International Corp.	32,763	633,309
Principal Financial Group, Inc.	54,334	3,074,218
Prudential Financial, Inc.	47,067	4,081,650
Reinsurance Group of America, Inc.	8,100	990,063
RenaissanceRe Holdings Ltd.	4,218	704,322
Travelers Companies, Inc. (The)	67,260	9,786,330
Unum Group	26,532	702,567
Willis Towers Watson PLC	982	216,669
WR Berkley Corp.	27,395	1,899,295
Total		301,435,656
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	35,013	427,509
Total Financials		1,069,167,492
Health Care 13.2%
Biotechnology 1.1%
AbbVie, Inc.	186,695	20,114,519
Alexion Pharmaceuticals, Inc.(a)	39,266	5,997,882
Biogen, Inc.(a)	11,972	3,266,919
Gilead Sciences, Inc.	344,592	21,157,949
Regeneron Pharmaceuticals, Inc.(a)	666	300,080
United Therapeutics Corp.(a)	824	137,756
Total		50,975,105
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	583,648	69,909,357
Baxter International, Inc.	95,990	7,457,463
Becton Dickinson and Co.	28,999	6,993,109
Boston Scientific Corp.(a)	76,059	2,949,568
Cooper Companies, Inc. (The)	200	77,226
Danaher Corp.	50,410	11,073,565
Dentsply Sirona, Inc.	25,186	1,336,621
Envista Holdings Corp.(a)	20,877	804,600

4	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	655,000	76,615,350
STERIS PLC	18,871	3,298,651
Zimmer Biomet Holdings, Inc.	23,887	3,895,014
Total		184,410,524
Health Care Providers & Services 3.7%
Anthem, Inc.	43,806	13,281,541
Cardinal Health, Inc.	10,420	536,838
Centene Corp.(a)	54,179	3,171,639
Cigna Corp.	61,633	12,936,767
CVS Health Corp.	226,686	15,444,117
DaVita, Inc.(a)	39,208	4,004,313
Henry Schein, Inc.(a)	46,533	2,878,066
Humana, Inc.	104,214	39,564,845
Laboratory Corp. of America Holdings(a)	34,080	8,176,133
McKesson Corp.	28,021	4,750,120
Quest Diagnostics, Inc.	44,222	5,111,621
UnitedHealth Group, Inc.	194,891	64,746,688
Universal Health Services, Inc., Class B	26,871	3,367,742
Total		177,970,430
Health Care Technology 0.1%
Change Healthcare, Inc.(a)	12,961	296,418
Teladoc Health, Inc.(a)	14,468	3,198,730
Total		3,495,148
Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A(a)	2,854	1,668,163
IQVIA Holdings, Inc.(a)	12,777	2,463,278
PerkinElmer, Inc.	8,807	1,110,475
Syneos Health, Inc.(a)	23,952	1,852,687
Thermo Fisher Scientific, Inc.	33,548	15,099,284
Total		22,193,887
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	422,274	25,898,065
Elanco Animal Health, Inc.(a)	54,384	1,787,058
Eli Lilly and Co.	109,470	22,429,308
Horizon Therapeutics PLC(a)	2,619	238,093
Jazz Pharmaceuticals PLC(a)	19,458	3,269,722
Johnson & Johnson	278,175	44,079,611
Merck & Co., Inc.	393,755	28,594,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Perrigo Co. PLC	15,360	619,930
Pfizer, Inc.	1,899,237	63,605,447
Viatris, Inc.(a)	261,264	3,879,770
Total		194,401,492
Total Health Care		633,446,586
Industrials 11.9%
Aerospace & Defense 2.0%
General Dynamics Corp.	102,072	16,685,710
Howmet Aerospace, Inc.(a)	149,913	4,214,054
L3Harris Technologies, Inc.	147,944	26,912,493
Lockheed Martin Corp.	74,833	24,713,598
Northrop Grumman Corp.	26,054	7,598,910
Raytheon Technologies Corp.	154,685	11,135,773
Teledyne Technologies, Inc.(a)	7,724	2,865,604
Textron, Inc.	69,891	3,518,313
Total		97,644,455
Air Freight & Logistics 0.6%
FedEx Corp.	43,955	11,186,548
United Parcel Service, Inc., Class B	76,288	12,040,535
XPO Logistics, Inc.(a)	35,334	4,119,944
Total		27,347,027
Airlines 0.3%
Alaska Air Group, Inc.(a)	13,240	860,865
Delta Air Lines, Inc.(a)	100,418	4,814,039
JetBlue Airways Corp.(a)	43,204	796,250
Southwest Airlines Co.	79,425	4,616,975
United Airlines Holdings, Inc.(a)	80,291	4,229,730
Total		15,317,859
Building Products 1.2%
AO Smith Corp.	4,289	254,638
Builders FirstSource, Inc.(a)	47,279	2,045,526
Carrier Global Corp.	601,433	21,970,347
Fortune Brands Home & Security, Inc.	26,407	2,195,478
Johnson Controls International PLC	83,006	4,630,905
Owens Corning	26,387	2,137,875
Trane Technologies PLC	176,896	27,107,543
Total		60,342,312

Multi-Manager Value Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Republic Services, Inc.	95,430	8,501,859
Waste Management, Inc.	123,834	13,731,952
Total		22,233,811
Construction & Engineering 0.2%
AECOM(a)	28,600	1,655,654
Arcosa, Inc.	4,509	255,795
Jacobs Engineering Group, Inc.	15,186	1,747,605
Quanta Services, Inc.	48,008	4,025,471
Total		7,684,525
Electrical Equipment 0.9%
Acuity Brands, Inc.	575	70,897
AMETEK, Inc.	43,668	5,151,514
Eaton Corp.(a)	57,052	7,427,600
Eaton Corp. PLC	168,919	21,991,565
Emerson Electric Co.	12,124	1,041,452
Hubbell, Inc.	12,952	2,299,109
nVent Electric PLC	3,199	84,006
Sensata Technologies Holding(a)	54,177	3,103,800
Sunrun, Inc.(a)	22,764	1,424,571
Total		42,594,514
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	14,492	2,104,963
General Electric Co.	505,222	6,335,484
Honeywell International, Inc.	251,370	50,864,720
Roper Technologies, Inc.	804	303,606
Total		59,608,773
Machinery 3.7%
AGCO Corp.	21,789	2,821,240
Caterpillar, Inc.	117,450	25,355,106
Cummins, Inc.	96,712	24,487,478
Deere & Co.	80,163	27,986,507
Dover Corp.	15,740	1,940,112
Fortive Corp.	46,945	3,089,920
Ingersoll Rand, Inc.(a)	48,131	2,230,391
Oshkosh Corp.	13,550	1,436,300
Otis Worldwide Corp.	62,282	3,967,986
PACCAR, Inc.	103,776	9,442,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	182,029	52,235,042
Pentair PLC	54,690	3,058,812
Snap-On, Inc.	18,739	3,806,078
Stanley Black & Decker, Inc.	47,973	8,387,599
Westinghouse Air Brake Technologies Corp.	43,867	3,177,287
Xylem, Inc.	25,892	2,577,807
Total		176,000,243
Professional Services 0.1%
IHS Markit Ltd.	4,494	405,179
ManpowerGroup, Inc.	8,371	790,557
Nielsen Holdings PLC	97,496	2,184,886
Total		3,380,622
Road & Rail 1.1%
AMERCO	4,520	2,597,734
CSX Corp.	5,730	524,582
Kansas City Southern	31,372	6,661,531
Knight-Swift Transportation Holdings, Inc.	15,751	680,443
Norfolk Southern Corp.	43,498	10,964,106
Union Pacific Corp.	154,870	31,897,025
Total		53,325,421
Trading Companies & Distributors 0.1%
United Rentals, Inc.(a)	18,232	5,421,832
Total Industrials		570,901,394
Information Technology 12.5%
Communications Equipment 0.7%
Ciena Corp.(a)	32,759	1,709,037
Cisco Systems, Inc.	665,139	29,844,787
Juniper Networks, Inc.	45,526	1,059,845
Total		32,613,669
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.(a)	16,992	1,703,618
Avnet, Inc.	1,118	42,562
Corning, Inc.	251,942	9,634,262
Dolby Laboratories, Inc., Class A	15,093	1,473,529
Flex Ltd.(a)	172,578	3,139,194
FLIR Systems, Inc.	2,400	128,160
II-VI, Inc.(a)	36,219	3,053,262
IPG Photonics Corp.(a)	2,685	610,435

6	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jabil, Inc.	729	31,471
SYNNEX Corp.	5,786	515,880
TE Connectivity Ltd.	140,000	18,204,200
Trimble Navigation Ltd.(a)	29,486	2,186,092
Vontier Corp.(a)	25,836	811,250
Total		41,533,915
IT Services 3.9%
Accenture PLC, Class A	64,450	16,170,505
Akamai Technologies, Inc.(a)	3,315	313,267
Amdocs Ltd.	45,328	3,436,316
Automatic Data Processing, Inc.	84,788	14,754,808
CACI International, Inc., Class A(a)	388	85,880
Cognizant Technology Solutions Corp., Class A	606,051	44,532,627
Concentrix Corp.(a)	5,786	714,629
DXC Technology Co.	28,903	728,934
Fidelity National Information Services, Inc.	367,637	50,733,906
Fiserv, Inc.(a)	53,045	6,119,801
Global Payments, Inc.	16,298	3,226,841
International Business Machines Corp.	188,586	22,428,533
Leidos Holdings, Inc.	49,204	4,352,094
Visa, Inc., Class A	96,736	20,545,759
WEX, Inc.(a)	4,612	960,910
Total		189,104,810
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	142,114	22,144,203
Broadcom, Inc.	71,532	33,610,741
First Solar, Inc.(a)	24,426	1,978,995
Intel Corp.	738,622	44,893,445
KLA Corp.	78,777	24,517,766
Lam Research Corp.	55,401	31,422,893
Marvell Technology Group Ltd.	71,240	3,439,467
Microchip Technology, Inc.	39,450	6,021,254
Micron Technology, Inc.(a)	199,450	18,255,658
MKS Instruments, Inc.	12,108	1,996,609
ON Semiconductor Corp.(a)	95,690	3,853,436
Qorvo, Inc.(a)	26,105	4,561,327
Skyworks Solutions, Inc.	23,073	4,102,841
Texas Instruments, Inc.	305,432	52,616,771
Total		253,415,406
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.3%
Citrix Systems, Inc.	61,150	8,168,417
Microsoft Corp.	204,904	47,615,592
NortonLifeLock, Inc.	6,775	132,180
SS&C Technologies Holdings, Inc.	73,425	4,866,609
Total		60,782,798
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	80,355	9,743,847
Dell Technologies, Inc.(a)	1,780	144,305
Hewlett Packard Enterprise Co.	401,247	5,842,156
HP, Inc.	42,384	1,227,865
Western Digital Corp.	105,826	7,252,256
Xerox Holdings Corp.	28,569	727,938
Total		24,938,367
Total Information Technology		602,388,965
Materials 4.0%
Chemicals 2.4%
Air Products & Chemicals, Inc.	15,127	3,866,764
Albemarle Corp.	34,425	5,411,954
Celanese Corp., Class A	9,134	1,268,804
CF Industries Holdings, Inc.	73,957	3,348,773
Corteva, Inc.	80,469	3,633,175
Dow, Inc.	255,435	15,149,850
DuPont de Nemours, Inc.	16,891	1,187,775
Eastman Chemical Co.	46,835	5,117,192
Huntsman Corp.	16,423	448,348
International Flavors & Fragrances, Inc.	24,739	3,352,382
Linde PLC	166,490	40,668,512
LyondellBasell Industries NV, Class A	106,249	10,953,210
Mosaic Co. (The)	39,620	1,164,828
PPG Industries, Inc.	1,793	241,732
Sherwin-Williams Co. (The)	23,659	16,096,164
Valvoline, Inc.	35,216	878,992
Westlake Chemical Corp.	19,870	1,700,673
Total		114,489,128

Multi-Manager Value Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Martin Marietta Materials, Inc.	21,530	7,252,811
Vulcan Materials Co.	44,282	7,394,651
Total		14,647,462
Containers & Packaging 0.8%
Amcor PLC	446,698	4,886,876
AptarGroup, Inc.	500	65,035
Avery Dennison Corp.	41,139	7,207,964
Ball Corp.	5,081	433,867
International Paper Co.	135,904	6,747,634
Packaging Corp. of America	71,024	9,376,588
Sonoco Products Co.	111,177	6,622,814
WestRock Co.	83,737	3,650,096
Total		38,990,874
Metals & Mining 0.5%
Arconic Corp.(a)	27,583	604,619
Freeport-McMoRan, Inc.(a)	181,239	6,145,815
Newmont Corp.	93,793	5,100,463
Nucor Corp.	100,960	6,039,427
Reliance Steel & Aluminum Co.	20,889	2,761,526
Royal Gold, Inc.	3,882	402,602
Southern Copper Corp.	4,000	285,320
Steel Dynamics, Inc.	71,770	2,984,197
Total		24,323,969
Total Materials		192,451,433
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.5%
AvalonBay Communities, Inc.	26,936	4,734,002
Crown Castle International Corp.	45,644	7,109,053
Digital Realty Trust, Inc.	95,990	12,932,733
Extra Space Storage, Inc.	59,553	7,485,812
Public Storage	85,108	19,910,165
Weyerhaeuser Co.	627,172	21,242,316
Total		73,414,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	115,977	8,787,577
Howard Hughes Corporation(a)	1,499	142,210
Jones Lang LaSalle, Inc.(a)	13,515	2,351,340
Total		11,281,127
Total Real Estate		84,695,208
Utilities 2.0%
Electric Utilities 0.9%
American Electric Power Co., Inc.	107,744	8,064,638
Duke Energy Corp.	35,561	3,043,666
Eversource Energy	98,649	7,840,623
NextEra Energy, Inc.	155,175	11,402,259
NRG Energy, Inc.	40,158	1,466,169
Pinnacle West Capital Corp.	39,494	2,761,815
Xcel Energy, Inc.	144,964	8,493,441
Total		43,072,611
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	169,107	2,917,096
Multi-Utilities 1.0%
Ameren Corp.	109,703	7,708,830
CMS Energy Corp.	113,621	6,148,032
Dominion Energy, Inc.	283,210	19,348,907
DTE Energy Co.	50,419	5,935,325
MDU Resources Group, Inc.	11,170	313,877
WEC Energy Group, Inc.	110,486	8,909,591
Total		48,364,562
Total Utilities		94,354,269
Total Common Stocks (Cost $3,607,178,564)		4,707,467,215

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	86,962,709	86,954,013
Total Money Market Funds (Cost $86,954,013)		86,954,013
Total Investments in Securities (Cost: $3,694,132,577)		4,794,421,228
Other Assets & Liabilities, Net		7,371,846
Net Assets		4,801,793,074

8	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	77,637,462	672,144,914	(662,824,360)	(4,003)	86,954,013	(9,343)	89,285	86,962,709
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Value Strategies Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT116_05_L01_(04/21)